CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,454,645	$ 210,904	¥ 1,829,006
Short-term investments	3,559	516	3,615
Prepayments and other current assets	37,551	5,443	52,459
Total current assets	1,495,755	216,863	1,885,080
Property, equipment and software, net	123,126	17,852	123,818
Operating lease right-of-use assets	21,546	3,124	29,652
Other non-current assets	15,849	2,298	21,587
TOTAL ASSETS	1,656,276	240,137	2,060,137
Current liabilities:
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB35,685 and RMB41,425 as of December 31, 2021 and 2022, respectively)	85,991	12,467	69,120
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB66,100 and RMB104,600 as of December 31, 2021 and 2022, respectively)	104,600	15,166	66,100
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB4,367 and RMB4,998 as of December 31, 2021 and 2022, respectively)	17,545	2,544	17,527
Amounts due to a related party	4,662	676
Current portion of long-term borrowings (including current portion of long-term borrowings of the consolidated VIEs without recourse to the Company of RMB2,376 and RMB7,844 as of December 31, 2021 and 2022, respectively)	7,844	1,137	2,376
Total current liabilities	220,642	31,990	155,123
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB730 and RMB4,436 as of December 31, 2021 and 2022, respectively)	6,485	940	14,830
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB54,349 and RMB46,505 as of December 31, 2021 and 2022, respectively)	46,505	6,743	54,349
Other non-current liabilities	6,879	997	8,464
TOTAL LIABILITIES	280,511	40,670	232,766
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 337,969,926 and 338,498,819 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	223	32	223
Additional paid-in capital	2,927,295	424,418	2,902,856
Accumulated other comprehensive (loss) income	73,528	10,661	(57,936)
Accumulated deficit	(1,625,281)	(235,644)	(1,017,772)
Total shareholders' equity	1,375,765	199,467	1,827,371
TOTAL LIABILITIES, AND SHAREHOLDERS' EQUITY	¥ 1,656,276	$ 240,137	¥ 2,060,137